UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23264
Investment Company Act file number:

Altaba Inc.
 (Exact name of registrant as specified in charter)

140 East 45th Street, 15th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

Arthur Chong
Altaba Inc.
140 East 45th Street, 15th Floor
New York, New York 10017
 (Name and address of agent for service)

(646) 679-2000
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Altaba Inc.
Unaudited Consolidated Statement of Investments
As of September 30, 2017
($ in 000's, except strike prices)
Description			Expiration	Principal $ / Shares / Units	Fair Value $
Affiliated Investments at Fair Value — 137.8%
Online Services and e-Commerce
Common Shares - 137.6%
Alibaba Group Holding Limited (1)(2)(3)				383,565,416	66,245,583
Yahoo Japan Corporation (2)(3)				2,025,923,000	9,615,527

Other Common Shares in Affiliated Investments at Fair Value — 0.1%
Gomaji Corp., Ltd. (3)				3,589,942	4,499
Hortonworks, Inc. - Common Shares (1)(3)				3,845,806	65,186

Warrants - 0.1%
Hortonworks, Inc. - Common Warrants - Exercise Price: $8.46 (1)(4)			6/9/2023	476,368	5,564
Hortonworks, Inc. - Series A Stock Warrants - Exercise Price: $0.01 (1)(4)			6/30/2020	3,250,000	55,041

Total Affiliated Investments at Fair Value (Cost — $5,627,180)					75,991,400

Unaffiliated Investments at Fair Value — 0.0%
Internet Software & Services
Common Shares - 0.0%
SeatGeek, Inc. (1)(4)				47,463	185
Total Common Shares (Cost — $9)					185

Preferred Shares — 0.0%
Paperless Inc. - Series D Preferred (1)(4)				1,084,430	10,028
Total Preferred Shares (Cost — $14,000)					10,028

Warrants — 0.0%
Internet Software & Services
Eastman Kodak Co. - Exercise Price: $14.93 (1)			9/3/2018	400	-
Total Warrants (Cost — $0)					-

		Rate % (5)	Final Maturity (6)	Principal $	Fair Value $
Money Market Funds — 0.4%
Fidelity Government and Agency Money Market Fund		0.91		197,304	197,304
Invesco Government and Agency Money Market Fund		0.93		254	254
JP Morgan Government and Agency Money Market Fund		0.90		45,072	45,072
Total Money Market Investments (Cost — $242,630)				242,630	242,630

	Rate Type	Rate % (7)	Final Maturity	Principal $	Fair Value $
Fixed Income Securities
Short Term
Corporate Debt — 4.2%
Financial — 1.6%
AIG Global Funding	Fixed	1.65	12/15/2017	17,743	17,752
American Express Credit Corp.	Fixed	1.80	7/31/2018	20,000	20,021
American Express Credit Corp.	Floating	1.92 (3 month LIBOR USD + 0.61)	7/31/2018	5,000	5,019
Anz New Zealand (Intl) Ltd	Fixed	1.75	3/29/2018	8,083	8,093
Bank of America N.A.	Fixed	1.65	3/26/2018	8,790	8,796
Bank of America N.A.	Fixed	1.75	6/5/2018	25,000	25,026
Bank of New York Mellon Corp.	Fixed	1.30	1/25/2018	5,035	5,031
Bank of New York Mellon Corp.	Fixed	1.35	3/6/2018	9,500	9,497
Bank of New York Mellon Corp.	Floating	1.76 (3 month LIBOR USD + 0.44)	3/6/2018	700	701
Bank of New York Mellon Corp.	Fixed	1.60	5/22/2018	8,600	8,607
Bank of Nova Scotia	Fixed	1.45	4/25/2018	25,000	24,992
BB&T Corp.	Fixed	1.45	1/12/2018	1,500	1,499
BB&T Corp.	Fixed	2.05	6/19/2018	2,657	2,664
Berkshire Hathaway Finance Corp.	Fixed	5.40	5/15/2018	3,000	3,071
Berkshire Hathaway Finance Corp.	Fixed	1.30	5/15/2018	20,000	19,961
Berkshire Hathaway Finance Corp.	Fixed	1.45	3/7/2018	25,000	25,008
Berkshire Hathaway Finance Corp.	Floating	1.87 (3 month LIBOR USD + 0.55)	3/7/2018	6,130	6,145
Berkshire Hathaway Inc.	Fixed	1.55	2/9/2018	7,000	7,000
Berkshire Hathaway Inc.	Floating	1.46 (3 month LIBOR USD + 0.15)	8/6/2018	7,907	7,917
Berkshire Hathaway Inc.	Fixed	1.15	8/15/2018	15,000	14,955
Charles Schwab Corp	Fixed	1.50	3/10/2018	20,000	20,006
Chubb INA Holdings Inc	Fixed	5.80	3/15/2018	14,231	14,497
Fifth Third Bank	Fixed	1.45	2/28/2018	9,867	9,862
Fifth Third Bank	Fixed	2.15	8/20/2018	13,000	13,060
HSBC USA Inc	Fixed	1.63	1/16/2018	15,000	15,006
JPMorgan Chase & Co.	Fixed	1.70	3/1/2018	15,000	15,004
JPMorgan Chase & Co.	Fixed	1.80	1/25/2018	39,820	39,851
JPMorgan Chase & Co.	Fixed	1.63	5/15/2018	11,000	11,001
Keybank N.A.	Fixed	1.65	2/1/2018	19,436	19,442
Keybank N.A.	Fixed	1.70	6/1/2018	12,235	12,247
Manufacturers And Traders Trust Co.	Fixed	1.45	3/7/2018	4,515	4,514
Mass Mutual Global Funding II	Fixed	2.10	8/2/2018	24,845	24,949
Metropolitan life Global Funding I	Fixed	1.50	1/10/2018	32,900	32,901
Metropolitan life Global Funding I	Fixed	1.88	6/22/2018	5,000	5,009
Metropolitan life Global Funding I	Fixed	1.35	9/14/2018	950	948
Metropolitan life Global Funding I	Floating	1.66 (3 month LIBOR USD + 0.34)	9/14/2018	10,000	10,027
National Rural Utilities Coop Finance Corp.	Fixed	5.45	2/1/2018	2,033	2,059
New York Life Global Funding	Fixed	1.30	10/30/2017	17,290	17,290
New York Life Global Funding	Fixed	1.45	12/15/2017	33,657	33,652
New York Life Global Funding	Fixed	1.30	4/27/2018	15,833	15,819
New York Life Global Funding	Floating	1.70 (3 month LIBOR USD + 0.40)	4/13/2018	4,660	4,669
New York Life Global Funding	Floating	1.48 (3 month LIBOR USD + 0.18)	7/6/2018	9,250	9,259
Pricoa Global Funding I	Fixed	1.60	5/29/2018	24,985	24,999
Pricoa Global Funding I	Fixed	1.90	9/21/2018	16,263	16,295
Principal Life Global Funding II	Floating	1.82 (3 month LIBOR USD + 0.50)	12/1/2017	9,000	9,007
Principal Life Global Funding II	Floating	1.62 (3 month LIBOR USD + 0.30)	5/21/2018	8,690	8,703
Protective Life Global Funding	Floating	1.87 (3 month LIBOR USD + 0.55)	6/8/2018	15,000	15,048
Royal Bank of Canada	Fixed	2.20	7/27/2018	10,000	10,046
Royal Bank of Canada	Fixed	1.50	1/16/2018	20,000	19,999
Royal Bank of Canada	Fixed	1.40	10/13/2017	27,000	27,001
Simon Property Group LP	Fixed	1.50	2/1/2018	20,407	20,408
Swedbank AB	Fixed	1.75	3/12/2018	9,525	9,529
The Toronto-Dominion Bank	Fixed	2.63	9/10/2018	25,000	25,244
U.S. Bank N.A.	Fixed	1.35	1/26/2018	25,000	24,998
U.S. Bank N.A.	Floating	1.61 (3 month LIBOR USD + 0.30)	1/26/2018	2,750	2,752
U.S. Bank N.A.	Fixed	1.45	1/29/2018	13,925	13,926
Wells Fargo & Co.	Fixed	5.63	12/11/2017	40,000	40,309
Wells Fargo & Co.	Fixed	1.50	1/16/2018	30,000	30,002
Wells Fargo Bank N.A.	Fixed	1.65	1/22/2018	14,350	14,361
Wells Fargo Bank N.A.	Floating	2.10 (3 month LIBOR USD + 0.74)	1/22/2018	8,331	8,348
Westpac Banking Corporation	Fixed	1.50	12/1/2017	6,000	6,003
Total				878,393	879,805

Industrial — 2.6%
3M Co.	Fixed	1.38	8/7/2018	15,000	14,988
Air Products and Chemicals Inc	Fixed	1.20	10/15/2017	2,655	2,655
American Honda Finance Corp.	Fixed	1.55	12/11/2017	41,000	41,014
American Honda Finance Corp.	Floating	1.63 (3 month LIBOR USD + 0.31)	12/11/2017	6,000	6,003
American Honda Finance Corp.	Fixed	1.50	3/13/2018	22,000	22,010
American Honda Finance Corp.	Fixed	1.60	2/16/2018	25,000	25,003
Apple Inc.	Floating	1.56 (3 month LIBOR USD + 0.25)	5/3/2018	6,655	6,664
Apple Inc.	Fixed	1.00	5/3/2018	50,000	49,883
Apple Inc.	Fixed	1.30	2/23/2018	15,000	14,996
Boeing Co	Fixed	0.95	5/15/2018	7,077	7,058
BP Capital Markets Plc	Fixed	1.67	2/13/2018	6,969	6,974
Caterpillar Financial Services Corp.	Fixed	1.25	11/6/2017	16,000	15,997
Caterpillar Financial Services Corp.	Fixed	1.50	2/23/2018	20,000	20,006
Chevron Corp	Fixed	1.10	12/5/2017	20,000	19,990
Chevron Corp	Fixed	1.72	6/24/2018	22,000	22,018
Chevron Corp	Fixed	1.37	3/2/2018	13,357	13,355
Chevron Corp	Fixed	1.34	11/9/2017	15,212	15,212
Chevron Corp	Floating	1.81 (3 month LIBOR USD + 0.50)	5/16/2018	2,945	2,954
Cisco Systems Inc.	Fixed	1.65	6/15/2018	44,000	44,072
Cisco Systems Inc.	Floating	1.92 (3 month LIBOR USD + 0.60)	2/21/2018	25,000	25,059
Cisco Systems Inc.	Fixed	1.40	2/28/2018	30,000	30,003
Coca-Cola Co	Fixed	1.15	4/1/2018	31,400	31,357
Comcast Corp	Fixed	5.88	2/15/2018	13,877	14,099
Comcast Corp	Fixed	5.70	5/15/2018	2,500	2,563
Daimler Finance North America LLC	Fixed	1.65	3/2/2018	5,000	5,001
Daimler Finance North America LLC	Fixed	2.00	8/3/2018	8,215	8,237
Exxon Mobil Corp	Fixed	1.44	3/1/2018	13,535	13,540
General Dynamics Corp.	Fixed	1.00	11/15/2017	20,376	20,367
General Electric Capital Corp.	Fixed	5.63	5/1/2018	49,394	50,558
General Electric Co.	Fixed	1.60	11/20/2017	14,000	14,007
General Electric Company	Fixed	5.25	12/6/2017	57,198	57,597
Home Depot Inc.	Fixed	2.25	9/10/2018	3,400	3,423
Intel Corp.	Fixed	1.35	12/15/2017	67,158	67,165
International Business Machines Corp.	Fixed	1.25	2/8/2018	18,000	17,980
International Business Machines Corp.	Fixed	1.13	2/6/2018	25,000	24,979
John Deere Capital Corp.	Fixed	5.35	4/3/2018	1,187	1,209
John Deere Capital Corp.	Fixed	1.20	10/10/2017	26,475	26,474
John Deere Capital Corp.	Fixed	1.55	12/15/2017	20,000	20,007
John Deere Capital Corp.	Fixed	1.35	1/16/2018	20,000	19,997
John Deere Capital Corp.	Fixed	1.60	7/13/2018	6,000	6,004
John Deere Capital Corp.	Fixed	1.75	8/10/2018	431	432
Lowe's Companies Inc.	Floating	1.92 (3 month LIBOR USD + 0.60)	9/14/2018	1,940	1,950
Medtronic Inc	Fixed	1.38	4/1/2018	25,000	24,982
Microsoft Corp.	Fixed	0.88	11/15/2017	5,629	5,626
NBC Universal Enterprise Inc.	Fixed	1.66	4/15/2018	15,824	15,837
Nissan Motor Acceptance Corp	Fixed	1.80	3/15/2018	1,000	1,002
Nissan Motor Acceptance Corp	Fixed	1.50	3/2/2018	935	935
Oracle Corp.	Fixed	5.75	4/15/2018	18,580	18,992
Oracle Corp.	Fixed	1.20	10/15/2017	58,555	58,548
Paccar Financial Corp.	Fixed	1.40	11/17/2017	10,500	10,499
Paccar Financial Corp.	Fixed	1.40	5/18/2018	1,067	1,066
Paccar Inc.	Fixed	1.75	8/14/2018	7,600	7,617
Pepsico Inc.	Fixed	5.00	6/1/2018	34,400	35,184
Pepsico Inc.	Fixed	1.25	4/30/2018	25,000	24,980
Pepsico Inc.	Fixed	1.00	10/13/2017	31,227	31,225
Pfizer Inc.	Fixed	1.50	6/15/2018	20,000	20,007
Pfizer Inc.	Fixed	1.20	6/1/2018	20,000	19,976
Philip Morris International Inc.	Fixed	5.65	5/16/2018	35,000	35,887
Philip Morris International Inc.	Fixed	1.25	11/9/2017	20,000	19,997
Praxair Inc.	Fixed	1.05	11/7/2017	1,620	1,619
Precision Castparts Corp.	Fixed	1.25	1/15/2018	15,244	15,234
Qualcomm Inc.	Fixed	1.40	5/18/2018	36,532	36,528
Shell International Finance BV	Fixed	1.90	8/10/2018	8,000	8,021
Shell International Finance BV	Fixed	1.25	11/10/2017	5,000	4,999
Target Corporation	Fixed	4.88	5/15/2018	5,000	5,095
Texas Instruments Inc.	Fixed	1.00	5/1/2018	10,000	9,978
Toyota Motor Credit Corp.	Fixed	1.25	10/5/2017	19,000	19,000
Toyota Motor Credit Corp.	Fixed	1.38	1/10/2018	17,500	17,497
Toyota Motor Credit Corp.	Fixed	1.45	1/12/2018	25,000	25,006
Toyota Motor Credit Corp.	Floating	1.76 (3 month LIBOR USD + 0.46)	7/13/2018	13,731	13,773
Toyota Motor Credit Corp.	Fixed	1.20	4/6/2018	15,000	14,981
Visa Inc.	Fixed	1.20	12/14/2017	48,832	48,849
Wal-Mart Stores Inc.	Fixed	5.80	2/15/2018	22,000	22,345
Wal-Mart Stores Inc.	Fixed	1.13	4/11/2018	10,000	9,986
Walt Disney Co.	Fixed	1.10	12/1/2017	16,572	16,567
Total				1,410,304	1,414,698

Utility — 0.0%
Alabama Power Company	Fixed	5.50	10/15/2017	9,640	9,652
Duke Energy Florida LLC	Fixed	5.65	6/15/2018	1,250	1,284
Nevada Power Co.	Fixed	6.50	5/15/2018	2,341	2,407
Public Service Electric and Gas Co.	Fixed	5.30	5/1/2018	10,900	11,131
Wisconsin Electric Power Co.	Fixed	1.70	6/15/2018	721	722
Total				24,852	25,196
Total Corporate Debt (Cost — $2,333,926)				2,313,549	2,319,699

Commercial Paper — 4.8%		Rate % (8)
ABN Amro Funding USA LLC	Zero Coupon	1.33	11/6/2017	30,000	29,960
ABN Amro Funding USA LLC	Zero Coupon	1.37	12/4/2017	30,000	29,927
ABN Amro Funding USA LLC	Zero Coupon	1.44	1/5/2018	20,000	19,924
Apple Inc.	Zero Coupon	1.11	10/16/2017	40,000	39,981
Apple Inc.	Zero Coupon	1.17	11/27/2017	30,000	29,944
Apple Inc.	Zero Coupon	1.35	2/26/2018	15,000	14,917
BMW US Capital, LLC	Zero Coupon	1.12	10/10/2017	14,000	13,996
BMW US Capital, LLC	Zero Coupon	1.12	10/12/2017	24,000	23,992
BMW US Capital, LLC	Zero Coupon	1.12	10/13/2017	30,000	29,989
BMW US Capital, LLC	Zero Coupon	1.10	10/25/2017	30,000	29,978
BNP Paribas	Zero Coupon	1.16	10/2/2017	25,000	24,999
BNP Paribas	Zero Coupon	1.16	10/5/2017	42,000	41,995
BNP Paribas	Zero Coupon	1.14	10/27/2017	25,000	24,979
BNP Paribas	Zero Coupon	1.29	10/30/2017	30,000	29,969
BNP Paribas	Zero Coupon	1.33	11/10/2017	30,000	29,956
Caisse Amortissement de la Dette Sociale	Zero Coupon	1.33	10/3/2017	30,000	29,998
Canadian Imperial Bank of Commerce	Zero Coupon	1.16	10/30/2017	25,000	24,977
Cargill, Inc.	Zero Coupon	1.12	10/10/2017	54,000	53,985
Cargill, Inc.	Zero Coupon	1.13	10/11/2017	50,000	49,984
Chevron Corporation	Zero Coupon	1.11	10/10/2017	62,000	61,983
Chevron Corporation	Zero Coupon	1.17	10/13/2017	40,000	39,984
Chevron Corporation	Zero Coupon	1.10	10/16/2017	20,000	19,991
Cooperatieve Rabobank U.A	Zero Coupon	1.28	10/6/2017	36,000	35,994
Cooperatieve Rabobank U.A	Zero Coupon	1.26	11/15/2017	30,000	29,953
Credit Suisse (USA), Inc.	Zero Coupon	1.41	10/23/2017	30,000	29,974
Credit Suisse (USA), Inc.	Zero Coupon	1.42	11/21/2017	30,000	29,940
Credit Suisse (USA), Inc.	Zero Coupon	1.48	12/8/2017	20,000	19,944
Cummins Inc.	Zero Coupon	1.11	10/10/2017	35,000	34,990
Danske Corporation	Zero Coupon	1.20	10/6/2017	13,000	12,998
Danske Corporation	Zero Coupon	1.28	10/30/2017	30,000	29,969
Danske Corporation	Zero Coupon	1.35	11/6/2017	30,000	29,960
Exxon Mobil Corp	Zero Coupon	1.10	10/13/2017	50,000	49,982
GE Capital Treasury Services (U.S.) LLC	Zero Coupon	1.10	10/5/2017	20,000	19,998
ING (U.S.) Funding LLC	Zero Coupon	1.27	10/13/2017	30,000	29,987
ING (U.S.) Funding LLC	Zero Coupon	1.38	12/8/2017	20,000	19,948
J.P Morgan Securities LLC	Zero Coupon	1.51	3/9/2018	20,000	19,868
J.P Morgan Securities LLC	Zero Coupon	1.50	3/29/2018	12,000	11,911
Koch Resources, LLC	Zero Coupon	1.17	10/10/2017	11,000	10,997
Koch Resources, LLC	Zero Coupon	1.16	10/17/2017	50,000	49,974
Koch Resources, LLC	Zero Coupon	1.17	10/27/2017	25,000	24,979
L'Oreal USA, Inc.	Zero Coupon	1.13	10/3/2017	40,000	39,997
L'Oreal USA, Inc.	Zero Coupon	1.12	10/12/2017	27,000	26,991
Microsoft Cop.	Zero Coupon	1.12	10/2/2017	15,000	15,000
Microsoft Cop.	Zero Coupon	1.20	11/2/2017	16,000	15,983
Microsoft Cop.	Zero Coupon	1.22	11/14/2017	20,000	19,970
Mizuho Bank, Ltd.	Zero Coupon	1.34	11/27/2017	25,000	24,947
Mizuho Bank, Ltd.	Zero Coupon	1.28	12/11/2017	25,000	24,937
Mizuho Bank, Ltd.	Zero Coupon	1.36	3/9/2018	30,000	29,820
Nestle Capital Corporation	Zero Coupon	1.01	11/6/2017	21,000	20,979
Nestle Capital Corporation	Zero Coupon	1.07	11/15/2017	23,000	22,969
Nestle Capital Corporation	Zero Coupon	1.06	11/29/2017	20,000	19,965
Nestle Capital Corporation	Zero Coupon	1.09	12/13/2017	30,000	29,934
Nestle Capital Corporation	Zero Coupon	1.13	1/8/2018	14,000	13,956
Nissan Motor Acceptance Corp	Zero Coupon	1.29	10/2/2017	20,000	19,999
Nissan Motor Acceptance Corp	Zero Coupon	1.19	10/6/2017	30,000	29,995
Nissan Motor Acceptance Corp	Zero Coupon	1.21	10/12/2017	15,000	14,994
Nissan Motor Acceptance Corp	Zero Coupon	1.30	11/2/2017	30,000	29,965
Nissan Motor Acceptance Corp	Zero Coupon	1.31	11/14/2017	20,000	19,968
Pfizer Inc.	Zero Coupon	1.18	11/15/2017	40,000	39,941
Pfizer Inc.	Zero Coupon	1.30	1/10/2018	20,000	19,928
Philip Morris International Inc.	Zero Coupon	1.24	10/30/2017	30,000	29,970
Philip Morris International Inc.	Zero Coupon	1.24	11/17/2017	30,000	29,951
Simon Property Group LP	Zero Coupon	1.14	10/10/2017	30,000	29,991
Sumitomo Mitsui Trust Bank Ltd	Zero Coupon	1.26	10/10/2017	30,000	29,991
Sumitomo Mitsui Trust Bank Ltd	Zero Coupon	1.20	10/11/2017	35,000	34,988
Sumitomo Mitsui Trust Bank Ltd	Zero Coupon	1.26	10/13/2017	25,000	24,990
Sumitomo Mitsui Trust Bank Ltd	Zero Coupon	1.20	10/16/2017	30,000	29,985
Sumitomo Mitsui Trust Bank Ltd	Zero Coupon	1.20	10/30/2017	25,000	24,976
Sumitomo Mitsui Trust Bank Ltd	Zero Coupon	1.37	11/24/2017	35,000	34,929
Sumitomo Mitsui Trust Bank Ltd	Zero Coupon	1.37	11/27/2017	25,000	24,946
The Bank of Nova Scotia	Zero Coupon	1.37	1/26/2018	30,000	29,867
The Coca-Cola Company	Zero Coupon	1.10	10/16/2017	15,000	14,993
The Coca-Cola Company	Zero Coupon	1.16	11/6/2017	35,000	34,959
The Coca-Cola Company	Zero Coupon	1.23	12/13/2017	6,000	5,985
The Coca-Cola Company	Zero Coupon	1.26	1/4/2018	39,765	39,634
The Coca-Cola Company	Zero Coupon	1.35	3/5/2018	25,000	24,856
The Coca-Cola Company	Zero Coupon	1.36	3/6/2018	30,000	29,825
The Coca-Cola Company	Zero Coupon	1.38	4/9/2018	25,000	24,819
The Hershey Company	Zero Coupon	1.13	10/2/2017	15,000	15,000
The Hershey Company	Zero Coupon	1.13	10/6/2017	23,000	22,996
The Hershey Company	Zero Coupon	1.10	10/25/2017	25,000	24,982
The Toronto-Dominion Bank	Zero Coupon	1.37	2/14/2018	25,000	24,871
Toronto Dominion Holdings (U.S.A.), Inc.	Zero Coupon	1.27	10/13/2017	25,000	24,989
Toronto Dominion Holdings (U.S.A.), Inc.	Zero Coupon	1.33	11/13/2017	30,000	29,953
Toronto Dominion Holdings (U.S.A.), Inc.	Zero Coupon	1.37	12/13/2017	30,000	29,917
Toronto Dominion Holdings (U.S.A.), Inc.	Zero Coupon	1.38	1/12/2018	30,000	29,882
Toronto Dominion Holdings (U.S.A.), Inc.	Zero Coupon	1.43	4/5/2018	30,000	29,780
Toyota Motor Credit Corp.	Zero Coupon	1.32	2/8/2018	25,000	24,882
Toyota Motor Credit Corp.	Zero Coupon	1.36	3/9/2018	30,000	29,821
Toyota Motor Credit Corp.	Zero Coupon	1.47	3/29/2018	15,000	14,891
Wal-Mart Stores Inc.	Zero Coupon	1.10	10/2/2017	9,000	9,000
Wal-Mart Stores Inc.	Zero Coupon	1.10	10/10/2017	35,000	34,990
Wal-Mart Stores Inc.	Zero Coupon	1.10	10/23/2017	50,000	49,966
Wal-Mart Stores Inc.	Zero Coupon	1.09	10/30/2017	53,000	52,953
Wal-Mart Stores Inc.	Zero Coupon	1.09	10/31/2017	10,000	9,991
Total Commercial Paper (Cost — $2,618,060)				2,629,765	2,625,531

Certificates of Deposits — 2.8%		Rate % (7)
ASB Finance Limited	Floating	1.43 (1 month LIBOR USD + 0.19)	6/12/2018	50,000	50,000
Bank of Montreal	Floating	1.72 (3 month LIBOR USD + 0.40)	6/18/2018	11,000	10,995
Canadian Imperial Bank of Commerce	Floating	1.75 (3 month LIBOR USD + 0.45)	10/6/2017	47,100	47,103
Canadian Imperial Bank of Commerce	Floating	1.69 (3 month LIBOR USD + 0.39)	7/13/2018	3,000	2,999
Canadian Imperial Bank of Commerce	Floating	1.35 (1 month LIBOR USD + 0.11)	1/10/2018	75,000	75,000
Citibank, N.A.	Fixed	1.24	10/5/2017	21,000	21,000
Cooperatieve Rabobank U.A.	Floating	1.47 (3 month LIBOR USD + 0.30)	11/7/2017	24,404	24,409
Cooperatieve Rabobank U.A.	Floating	1.40 (1 month LIBOR USD + 0.17)	5/8/2018	16,000	16,000
Cooperatieve Rabobank U.A.	Floating	1.88 (3 month LIBOR USD + 0.58)	10/2/2017	12,500	12,500
Credit Agricole Corporate and Investment Bank	Floating	1.86 (3 month LIBOR USD + 0.56)	7/13/2018	6,910	6,910
Credit Industriel	Floating	1.38 (1 month LIBOR USD + 0.14)	1/12/2018	75,000	75,000
Credit Suisse (USA), Inc.	Floating	1.50 (1 month LIBOR USD + 0.26)	10/16/2017	14,000	14,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank	Fixed	1.30	10/20/2017	50,000	50,000
ING (U.S.) Funding LLC	Floating	1.37 (1 month LIBOR USD + 0.14)	12/15/2017	50,000	50,000
J.P Morgan Securities LLC	Floating	1.40 (1 month LIBOR USD + 0.16)	1/11/2018	78,500	78,500
Lloyds Bank PLC	Floating	1.77 (3 month LIBOR USD + 0.45)	12/12/2017	15,000	15,000
Lloyds Bank PLC	Floating	1.78 (3 month LIBOR USD + 0.45)	12/20/2017	25,000	25,000
Lloyds Bank PLC	Floating	1.37 (1 month LIBOR USD + 0.13)	1/16/2018	75,700	75,700
Mizuho Bank, Ltd.	Variable	1.81	10/19/2017	4,000	4,000
Mizuho Bank, Ltd.	Floating	1.98 (3 month LIBOR USD + 0.70)	12/8/2017	14,000	14,000
Mizuho Bank, Ltd.	Variable	1.38	12/21/2017	50,000	50,000
Mizuho Bank, Ltd.	Variable	1.41	1/10/2018	76,000	76,000
National Bank of Canada	Floating	1.51 (3 month LIBOR USD + 0.18)	3/21/2018	29,000	29,000
National Bank of Canada	Floating	1.37 (1 month LIBOR USD + 0.13)	2/13/2018	75,000	75,000
Natixis	Floating	1.80 (3 month LIBOR USD + 0.49)	11/1/2017	39,100	39,100
Natixis	Floating	1.61 (3 month LIBOR USD + 0.30)	5/8/2018	2,500	2,500
Oversea-Chinese Banking Corporation Limited	Floating	1.37 (1 month LIBOR USD + 0.14)	1/19/2018	48,000	48,000
Royal Bank of Canada	Floating	2.02 (3 month LIBOR USD + 0.70)	3/22/2018	13,000	13,000
Royal Bank of Canada	Fixed	1.31	10/19/2017	22,500	22,500
Royal Bank of Canada	Fixed	1.50	1/4/2018	3,000	3,000
Societe Generale	Fixed	1.47	10/19/2017	6,950	6,950
Societe Generale	Fixed	1.45	10/20/2017	14,800	14,800
Societe Generale	Fixed	1.58	1/12/2018	15,000	15,000
Standard Chartered Bank	Fixed	1.38	10/25/2017	4,000	4,000
Standard Chartered Bank	Floating	1.41 (1 month LIBOR USD + 0.18)	1/2/2018	48,000	48,000
Sumitomo Mitsui Banking Corporation	Fixed	1.50	10/12/2017	30,000	30,000
Sumitomo Mitsui Banking Corporation	Variable	1.44 (1 month LIBOR USD + 0.20)	1/26/2018	30,000	30,000
Sumitomo Mitsui Banking Corporation	Floating	1.42 (1 month LIBOR USD + 0.20)	2/12/2018	76,000	76,000
Sumitomo Mitsui Trust Bank Ltd	Floating	1.82 (3 month LIBOR USD + 0.50)	10/27/2017	30,000	30,000
Sumitomo Mitsui Trust Bank Ltd	Floating	1.44 (1 month LIBOR USD + 0.20)	1/19/2018	48,000	48,000
Svenska Handelsbanken AB	Floating	1.80 (3 month LIBOR USD + 0.48)	12/7/2017	25,000	25,000
Svenska Handelsbanken AB	Floating	1.32 (1 month LIBOR USD + 0.10)	1/10/2018	75,000	75,000
The Bank of Nova Scotia	Fixed	1.29	4/18/2018	28,500	28,500
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	Fixed	1.55	10/13/2017	4,000	4,000
The Norinchukin Bank	Fixed	1.55	10/13/2017	2,700	2,700
The Norinchukin Bank	Fixed	1.63	1/31/2018	15,000	15,000
The Norinchukin Bank	Floating	1.49 (1 month LIBOR USD + 0.25)	10/13/2017	2,000	2,000
The Toronto-Dominion Bank	Floating	1.61 (3 month LIBOR USD + 0.30)	11/22/2017	15,000	15,000
The Toronto-Dominion Bank	Floating	1.58 (3 month LIBOR USD + 0.27)	2/2/2018	15,000	15,000
UBS AG	Fixed	1.53	5/4/2018	33,000	33,000
Wells Fargo Bank, National Assocation	Floating	1.26 (3 month LIBOR USD + 0.35)	11/16/2017	5,000	5,000
Westpac Banking Corporation	Floating	1.62 (3 month LIBOR USD + 0.30)	12/22/2017	11,000	11,000
Total Certificates of Deposits (Cost — $1,560,212)				1,560,164	1,560,166

Agency Bonds — 0.3%
Federal Farm Credit Banks Funding Corp.	Fixed	0.94	6/20/2018	10,000	9,971
Federal Home Loan Banks	Fixed	1.15	6/22/2018	20,000	19,974
Federal Home Loan Banks	Fixed	0.63	8/7/2018	20,300	20,182
Federal Home Loan Banks	Fixed	1.38	3/9/2018	35,000	35,031
Federal Home Loan Mortgage Corp.	Fixed	1.05	2/26/2018	15,000	14,985
Federal Home Loan Mortgage Corp.	Floating	1.27 (3 month LIBOR USD - 0.03)	1/12/2018	8,500	8,505
Federal Home Loan Mortgage Corp.	Fixed	1.05	7/27/2018	20,000	19,948
Federal National Mortgage Assocation	Fixed	0.85	7/13/2018	20,000	19,917
Total Agency Bonds (Cost — $149,016)				148,800	148,513

US Government Debt — 0.3%
United States Treasury	Fixed	1.88	10/31/2017	30,000	30,019
United States Treasury	Fixed	0.75	4/30/2018	15,000	14,957
United States Treasury	Fixed	2.38	5/31/2018	33,000	33,236
United States Treasury	Fixed	0.88	5/31/2018	26,800	26,732
United States Treasury	Fixed	0.63	11/30/2017	30,000	29,977
Total US Government Debt (Cost — $135,464)				134,800	134,921

Sovereign Government Debt — 0.0%
Asian Development Bank	Floating	1.30 (1 month LIBOR USD + 0.02)	6/18/2018	12,236	12,230
International Bank For Reconstruction and Develop	Fixed	0.80	10/13/2017	12,500	12,500
Total Sovereign Government Debt (Cost — $24,738)				24,736	24,730

Total Short Term Fixed Income Securities (Cost — $6,821,416) — 12.4%				6,811,814	6,813,560

Long Term
Corporate Debt — 1.1%
Financial — 0.5%
American Express Credit Corp.	Fixed	2.13	3/18/2019	15,000	15,080
American Express Credit Corp.	Floating	1.64 (3 month LIBOR USD + 0.33)	5/3/2019	1,501	1,505
Bank of New York Mellon Corp.	Fixed	2.10	1/15/2019	10,000	10,039
Berkshire Hathaway Finance Corp.	Floating	2.01 (3 month LIBOR USD + 0.69)	3/15/2019	5,102	5,155
Berkshire Hathaway Finance Corp.	Floating	1.62 (3 month LIBOR USD + 0.32)	1/10/2020	2,500	2,511
Branch Banking and Trust Co.	Floating	1.84 (3 month LIBOR USD + 0.53)	5/10/2019	12,500	12,565
Branch Banking and Trust Co.	Floating	1.75 (3 month LIBOR USD + 0.45)	1/15/2020	4,000	4,014
Citibank, N.A.	Fixed	2.00	3/20/2019	5,000	5,016
Citibank, N.A.	Floating	1.67 (3 month LIBOR USD + 0.34)	3/20/2019	5,000	5,009
Citibank, N.A.	Floating	1.54 (3 month LIBOR USD + 0.23)	11/9/2018	30,000	30,033
Jackson National Life Global Funding	Fixed	1.88	10/15/2018	15,989	16,024
Metropolitan life Global Funding I	Fixed	1.95	12/3/2018	8,695	8,712
National Rural Utilities Coop Finance Corp.	Fixed	10.38	11/1/2018	13,982	15,250
National Rural Utilities Coop Finance Corp.	Fixed	1.65	2/8/2019	275	275
National Rural Utilities Coop Finance Corp.	Floating	1.50 (3 month LIBOR USD + 0.20)	4/5/2019	14,952	14,968
New York Life Funding	Fixed	2.10	1/2/2019	15,000	15,079
New York Life Global Funding	Fixed	1.55	11/2/2018	37,655	37,617
New York Life Global Funding	Floating	1.57 (3 month LIBOR USD + 0.27)	4/9/2020	1,555	1,559
Principal Life Global Funding II	Fixed	2.25	10/15/2018	14,148	14,221
Principal Life Global Funding II	Fixed	1.50	4/18/2019	3,870	3,846
Protective Life Global Funding	Floating	1.72 ( 3 month LIBOR USD + 0.42)	3/29/2019	10,000	10,006
U.S. Bancorp	Fixed	1.95	11/15/2018	10,000	10,035
USAA Capital Corp.	Floating	1.54 (3 month LIBOR USD + 0.23)	2/1/2019	2,520	2,523
Wells Fargo Bank N.A.	Fixed	1.80	11/28/2018	20,000	20,022
Total				259,244	261,064

Industrial — 0.6%
American Honda Finance Corp.	Fixed	2.13	10/10/2018	20,000	20,116
American Honda Finance Corp.	Fixed	1.50	11/19/2018	10,000	9,983
American Honda Finance Corp.	Floating	1.60 (3 month LIBOR USD + 0.28)	11/19/2018	11,172	11,199
Apple Inc.	Fixed	1.70	2/22/2019	12,000	12,028
Apple Inc.	Floating	2.13 (3 month LIBOR USD + 0.82)	2/22/2019	7,000	7,076
Apple Inc.	Floating	1.51 (3 month LIBOR USD + 0.20)	2/7/2020	13,506	13,531
Apple Inc.	Floating	1.38 (3 month LIBOR USD + 0.07)	5/11/2020	7,000	7,004
Chevron Corp	Floating	1.53 (3 month LIBOR USD + 0.21)	3/3/2020	12,000	12,034
Cisco Systems Inc.	Floating	1.67 (3 month LIBOR USD + 0.34)	9/20/2019	11,000	11,065
Honeywell International, Inc.	Floating	1.59 (3 month LIBOR USD + 0.28)	10/30/2019	3,563	3,578
Intel Corp.	Floating	1.39 (3 month LIBOR USD + 0.08)	5/11/2020	11,000	11,008
John Deere Capital Corp.	Floating	1.87 ( 3 month LIBOR USD + 0.57)	1/8/2019	12,500	12,580
John Deere Capital Corp.	Fixed	1.65	10/15/2018	7,394	7,398
John Deere Capital Corp.	Floating	1.62 (3 month LIBOR USD + 0.30)	3/13/2020	8,140	8,160
Johnson & Johnson	Floating	1.59 (3 month LIBOR USD + 0.27)	3/1/2019	2,339	2,348
Microsoft Corp.	Fixed	1.30	11/3/2018	22,082	22,045
Oracle Corp.	Fixed	2.38	1/15/2019	5,000	5,050
Pfizer Inc.	Fixed	2.10	5/15/2019	8,000	8,070
Philip Morris International Inc.	Fixed	1.63	2/21/2019	30,000	29,977
Qualcomm Inc.	Fixed	1.85	5/20/2019	15,000	15,037
Siemens Financieringsmaatschappij N.V.	Floating	1.66 (3 month LIBOR USD + 0.34)	3/16/2020	15,000	15,034
Toyota Motor Credit Corp.	Fixed	2.00	10/24/2018	20,000	20,095
Toyota Motor Credit Corp.	Floating	1.69 (3 month LIBOR USD + 0.39)	1/17/2019	6,000	6,024
Toyota Motor Credit Corp.	Floating	2.14 (3 month LIBOR USD + 0.82)	2/19/2019	5,359	5,416
Toyota Motor Credit Corp.	Floating	1.56 (3 month LIBOR USD + 0.26)	1/9/2019	2,000	2,004
Toyota Motor Credit Corp.	Floating	1.56 (3 month LIBOR USD + 0.26)	4/17/2020	12,000	12,036
Walt Disney Co.	Floating	1.62 (3 month LIBOR USD + 0.32)	1/8/2019	20,000	20,082
Total				309,055	309,978
Total Corporate Debt (Cost — $571,424)				568,299	571,042

Agency Bonds — 0.0%
Federal Home Loan Mortgage Corp.	Fixed	1.35	1/25/2019	20,000	19,958
Total Agency Bonds (Cost — $20,000)				20,000	19,958

US Government Debt — 0.1%
United States Treasury	Fixed	0.75	10/31/2018	47,600	47,278
Total US Government Debt (Cost — $47,336)				47,600	47,278

Total Long Term Fixed Income Securities (Cost — $638,760) — 1.2%				635,899	638,278

Call Options (4)(9)	Counterparty	# of Contracts	Strike Price $	Expiration	Notional Amount $	Fair Value $
Call Options — 0.8%
Altaba Inc.	JP Morgan	1	53.43	12/1/2018	475,299	117,748
Altaba Inc.	Goldman Sachs	1	53.43	12/1/2018	475,299	117,748
Altaba Inc.	Bank of America	1	53.43	12/1/2018	475,120	117,704
Altaba Inc.	Citibank	1	53.43	12/1/2018	178,215	44,150
Altaba Inc.	Morgan Stanley	1	53.43	12/1/2018	178,215	44,150
Total Call Options (Premiums Paid — $205,706)					1,782,148	441,500
Total Unaffiliated Investments (Cost — $7,922,525)					7,690,343	8,146,181

Investment in Controlled Affiliate					Units	Fair Value $
Internet Software & Services
Excalibur IP, LLC (1)(4)					3,589	675,000
Total Investment in Controlled Affiliate (Cost — $0) — 1.2%						675,000

Total Investments — 153.8%						84,812,581

Liabilities for Convertible Notes — (2.4)%						(1,352,129)
Other Liabilities/Other Assets — (51.4)%						(28,321,838)
Net Assets Applicable to Common Shares						$55,138,614

(1) Non-income producing securities.
(2) The joint venture agreement related to Yahoo Japan contains certain provisions covering the sale of stock. Further, the Alibaba shares are currently in the form of ordinary shares and will require conversion to American Depository Shares.  For a further description of these investments, see the Fund's Registration Statement on Form N-2.

(3) Restricted security. Resale is contigent on issuer consent, aggregate holdings equal 137.7% of the net assets of the Fund.
(4) Fair-value security. Represents fair value measured in good faith under procedures approved by the Board of Directors, aggregate holdings equal 2.2% of the net assets of the Fund.
(5) Presented rate represents the Money Market Fund's average 7-day % yield.
(6) Money Market Funds do not have a set maturity date.
(7) Coupon rate %.
(8) Rate presented is Yield as of September 30, 2017.
(9) American-style options.

Written Warrants (1)(2)(3)	Weighted Average Strike Price $	Expiration(1)	# of Contracts	Fair Value $
Total Value of Written Warrants (Premiums Received — $124,775)	67.51	3/1/19 - 5/24/19	5	(271,496)

(1) European style warrants.
(2) The warrants carry a weighted average strike price of $67.51 after giving effect to certain proposed adjustments by certain of the warrant counterparties; while we have utilized these proposed adjustments in estimating fair market value as of September 30, 2017, certain of the counterparties may pursue additional adjustments which would have the effect of changing the weighted average strike price and we reserve the right to challenge any past or future adjustments to the extent that we disagree with them.

(3) Fair-value security. Represents fair value measured in good faith under procedures approved by the Board of Directors, aggregate holdings equal (0.5)% of the net assets of the Fund.

At September 30, 2017, the tax basis cost of the Fund's investments and derivatives was $9,046,085 and the unrealized appreciation and depreciation were $75,495,873 and ($873), respectively, with a net unrealized appreciation of $75,495,000.

Fair Value Measurements

Hierarchy of Fair Value Inputs

Altaba Inc. (“Altaba” or the “Fund”) categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing management’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund intends to recognize transfers between Level 1, Level 2, and Level 3 as of the beginning of the reporting period.

The following table reflects the valuation level used in the Consolidated Schedule of Investments as of September 30, 2017 for the Fund’s assets (in thousands):

	Level 1	Level 2	Level 3	Total
Affiliated investments(1)	$75,930,795	$-	$60,605	$75,991,400
Unaffiliated investments:
Common shares	-	-	185	185
Preferred shares	-	-	10,028	10,028
Money market funds	242,630	-	-	242,630
Fixed income securities:
Corporate debt	-	2,890,741	-	2,890,741
Commercial paper	-	2,625,531	-	2,625,531
Certificates of deposits	-	1,560,166	-	1,560,166
Agency bonds	-	168,471	-	168,471
US government debt	-	182,199	-	182,199
Sovereign government debt	-	24,730	-	24,730

Call options	-	-	441,500	441,500

Investment in controlled affiliate:
Excalibur (2)	-	-	675,000	675,000
Financial assets at fair value	76,173,425	7,451,838	1,187,318	84,812,581

Derivative instruments:
Written warrants	-	-	(271,496)	(271,496)
Total financial assets and liabilities at fair value	$76,173,425	$7,451,838	$915,822	$84,541,085

(1) Level 3 affiliated investments includes common and preferred stock warrants.

(2) Excalibur assets relates to the Fund's patent portfolio. The patents are value based on market inputs and periodic valuation reports conducted by an advisory firm which specializes in such activies.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Affiliated Investments	Unaffiliated Investments	Call Options	Investment in Controlled Affiliate	Written Warrants
Balance as of June 16, 2017	$787,440	$44,546	$15,291	$179,337	$665,000	$(116,734)
Purchases	-	-	-	-	-	-
Sales	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	128,382	16,059	(5,078)	262,163	10,000	(154,762)
Realized gain/(loss)	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-
Balance as of September 30, 2017	$915,822	$60,605	$10,213	$441,500	$675,000	$(271,496)

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2017, which were valued using significant unobservable inputs (Level 3) amounted to $128,382.

The fair values of the Fund’s Level 1 financial assets and liabilities are based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The fair values of the Fund’s Level 2 financial assets and liabilities are obtained using quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets in markets that are not active; and inputs other than quoted prices (e.g., interest rates and yield curves). Altaba utilizes a pricing service to assist in obtaining fair value pricing for the marketable debt securities. The fair value for the Fund’s Level 3 financial assets were obtained using a variety of techniques including a Black-Scholes model, market approaches, and income approaches.

The balance for the Fund’s assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2017 was $915.8 million.

Type of investment	Fair Value at September 30, 2017 (in thousands)	Valuation Technique	Unobservable Inputs	Range
Unaffiliated investments - common and preferred shares	$ 10,213	Market approach	Sales multiple	3.67x

Investment in controlled affiliate - Excalibur	$ 675,000	Market approach	Number of patents plus applications pending	3,589

			Comparable market transactions (per patent in thousands)	$224 - $426

		Income approach	Discount rate	13.00%

Call options	$ 441,500	Black Scholes Model	Market volatility	29.69%

Affiliated investments - Hortonworks common and series A stock warrants	$ 60,605	Black Scholes Model	Expected dividend yield	0.00%

			Risk-free interest rate	1.83% / 2.07%

			Market Volatility	169.02% / 70.04%

			Expected life (in years)	2.75 / 5.70

Written warrants	$ (271,496)	Black Scholes Model	Market volatility	29.8% - 31.0%

Hortonworks

The Fund holds warrants that vested upon the initial public offering of Hortonworks, which entitles the Fund to purchase an aggregate of 3.75 million shares of Hortonworks common stock upon exercise of the warrants. Altaba holds 6.50 million preferred warrants that are exercisable for 3.25 million shares of common stock at an exercise price of $0.01 per share, as well as 0.5 million common warrants that are exercisable for 0.5 million shares of common stock at an exercise price of $8.46 per share. These warrants had a fair value of $61 million as of September 30, 2017.

Convertible Senior Notes

In 2013, Altaba issued $1.4375 billion aggregate principal amount of 0.00% Convertible Senior Notes due in 2018. The Convertible Notes are carried at their original issuance value, net of unamortized debt discount, and are not marked to market each period. The approximate estimated fair value of the Convertible Notes as of September 30, 2017 was $1.4 billion. The estimated fair value of the Convertible Notes was determined on the basis of interpolated market prices.

Quantitative Disclosure of Derivative Holdings

The following tables show additional disclosures related to the Fund’s derivative and hedging activities, including how such activities are accounted for on the Fund’s financial positions. The Fund entered into several transactions to hedge the impact of dilution from potential exercise of the convertible notes.  In conjunction with the hedge transactions, the Fund sold written warrants to reduce the overall cost of the hedge. These derivatives are not accounted for as hedging instruments.

Fair value of derivative instruments as of September 30, 2017:

Asset Derivatives	Statement of Assets and Liabilities Location	Call Spread

Call options	Unaffiliated investments	$441,500

Asset Liability	Statement of Assets and Liabilities Location	Call Spread

Written warrants	Written warrants	$(271,496)

Investments in Affiliates(1)

	Alibaba Group Holding Limited	Yahoo Japan Corporation	Gomaji Corp., Ltd.	Hortonworks, Inc.- Common Shares	Hortonworks, Inc.- Common Warrants	Hortonworks, Inc.- Series A Stock Warrants
Balance of shares held at June 16, 2017	383,565,416	2,025,923,000	3,589,942	3,845,806	476,368	3,250,000
Purchases	-	-	-	-	-	-
Sales	-	-	-	-	-	-
Balance of shares held at September 30, 2017	383,565,416	2,025,923,000	3,589,942	3,845,806	476,368	3,250,000
Fair value as of September 30, 2017(2)	$66,245,583	$9,615,527	$4,499	$65,186	$5,564	$55,041
Change in unrealized appreciation (depreciation)(2)	$14,433,567	$940,566	$(119)	$16,460	$2,196	$13,863
Distributions(2)	$-	$-	$328	$-	$-	$-
Net realized gain (loss)(2)	$-	$-	$-	$-	$-	$-

(1) Affiliated issuer, as defined in the Investment Company Act of 1940, as amended.
(2) In thousands.

Excalibur IP, LLC
Balance of patents held and applications pending at June 16, 2017	3,599
Change in patents held	(10)
Balance of patents held and applications pending at September 30, 2017	3,589
Fair value as of September 30, 2017(2)	$675,000
Change in unrealized appreciation (depreciation)(2)	$10,000
Distributions(2)	$-
Net realized gain (loss)(2)	$-

(1) Affiliated issuer, as defined in the Investment Company Act of 1940, as amended.
(2) In thousands.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial and Accounting Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Altaba Inc.

By (Signature and Title)  /s/ Thomas J. McInerney
 Thomas J. McInerney, Chief Executive Officer

Date  November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Thomas J. McInerney
  Thomas J. McInerney, Chief Executive Officer

Date  November 20, 2017

By (Signature and Title)  /s/ Alexi A. Wellman
  Alexi A. Wellman, Chief Financial and Accounting Officer

Date  November 20, 2017